Earnings Per Share - Reconciliation of Earnings Used for Earnings per Share Calculations (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [abstract]
Earnings attributable to common shareholders	$ 625	$ 192	$ 286	$ 489
Less: Dividends declared on preference shares			(1)	(1)
Earnings used in consolidated earnings per share	625	192	285	488
Less: Earnings from discontinued operations, net of tax	(515)	(159)	(32)	(328)
Remove: Non-controllinginterests from discontinued operations	32	14	60	31
Earnings used in earnings per share from continuing operations	$ 142	$ 47	$ 313	$ 191